LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2015	2014
Studio City Project Facility	$1,295,689	$1,295,689
2013 Senior Notes	1,000,000	1,000,000
Studio City Notes	825,000	825,000
2015 Credit Facilities	501,285	—
Philippine Notes	318,026	336,195
Aircraft Term Loan	22,705	28,731
2011 Credit Facilities	—	417,166

	3,962,705	3,902,781
Current portion of long-term debt	(106,505)	(262,750)

	$3,856,200	$3,640,031

Summary of Interest on Long-Term Debt

Total interest on long-term debt consisted of the following:

	Year Ended December 31,
	2015	2014	2013
Interest for Studio City Notes	$70,125	$70,125	$71,099
Interest for Studio City Project Facility	61,330	26,321	—
Interest for 2013 Senior Notes	50,000	50,000	44,998
Interest for Philippine Notes	20,563	19,751	—
Interest for 2015 Credit Facilities	5,053	—	—
Interest for 2011 Credit Facilities	3,768	11,337	16,841
Interest for Aircraft Term Loan	823	998	1,191
Interest for 2010 Senior Notes	—	—	6,028
Amortization of discount in connection with issuance of 2010 Senior Notes	—	—	71
Interest for RMB Bonds	—	—	2,610
Interest for Deposit-Linked Loan	—	—	1,728

	211,662	178,532	144,566
Interest capitalized	(133,007)	(82,761)	(25,259)

	$78,655	$95,771	$119,307

Scheduled Maturities of Long-Term Debt

Scheduled maturities of the long-term debt as of December 31, 2015 are as follows:

Year ending December 31,
2016	$106,505
2017	207,006
2018	1,114,194
2019	366,621
2020	870,116
Over 2020	1,298,263

$3,962,705